Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Deposits
Summary of deposits

Deposits are summarized as follows (in thousands).

	March 31,	December 31,
	2014	2013
Noninterest-bearing demand	$1,748,391	$1,773,749
Interest-bearing:
NOW accounts	1,226,645	1,083,596
Money market	932,417	878,578
Brokered - money market	279,733	276,760
Demand	48,703	47,636
Savings	298,082	357,325
Time	1,968,938	2,110,947
Brokered - time	160,267	194,327
	$6,663,176	$6,722,918

Deposits are summarized as follows (in thousands).

	December 31,
	2013	2012
Noninterest-bearing demand	$1,773,749	$1,349,584
Interest-bearing:
NOW accounts	1,083,596	809,605
Money market	878,578	627,849
Brokered - money market	276,760	263,193
Demand	47,636	75,308
Savings	357,325	180,367
Time	2,110,947	1,175,432
Brokered - time	194,327	219,123
	$6,722,918	$4,700,461

Summary of scheduled maturities of interest-bearing time deposits

At December 31, 2013, the scheduled maturities of interest-bearing time deposits are as follows (in thousands).

2014	$1,690,804
2015	333,193
2016	122,654
2017	122,988
2018 and thereafter	35,635
$2,305,274